SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Subsequent Event [Line Items]
SUBSEQUENT EVENTS	SUBSEQUENT EVENTS The Company has evaluated subsequent events for potential recognition or disclosure through the date that this report was available to be issued, June 23, 2026.